Trade Payables - Summary of Trade Payables Invoices Included in the Supplier Payment Program (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	kr 6,301	kr 6,398